STATEMENTS OF INCOME (USD $)	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
REVENUES
Royalties under amended lease agreements	$ 25,398,310	$ 21,497,563	$ 30,767,335
Royalties under Peters Lease fee	672,736	545,028	794,146
Interest	9,069	2,562	1,464
Total revenues	26,080,115	22,045,153	31,562,945
EXPENSES
Compensation of Trustees	223,390	213,373	248,624
Corporate Trustee's administrative fees	62,500	62,500	62,500
Professional fees and expenses:
Legal	452,248	306,564	214,629
Accounting	125,377	106,699	116,563
Mining consultant and field representatives	28,541	53,680	25,368
Insurance	120,109	121,724	120,843
Annual stock exchange fee	42,255	42,115	38,444
Transfer agent's and registrar's fees	9,603	8,081	8,381
Other Trust expenses	248,244	74,128	72,856
Total expenses	1,312,267	988,864	908,208
NET INCOME	$ 24,767,848	$ 21,056,289	$ 30,654,737
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING	13,120,010	13,120,010	13,120,010
NET INCOME PER UNIT (in dollars per unit)	$ 1.888	$ 1.605	$ 2.336